Consolidated Statements of Changes in Shareholders' Equity		HKD ($) shares		USD ($) shares		Class A and Class B Ordinary Shares HKD ($) shares		Class A and Class B Ordinary Shares USD ($) shares		Additional Paid-in Capital HKD ($)	Additional Paid-in Capital USD ($)	Amounts due from related parties HKD ($)	Amounts due from related parties USD ($)	Retained Earnings (Accumulated Deficit) HKD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated Other Comprehensive Loss HKD ($)	Accumulated Other Comprehensive Loss USD ($)
Outstanding shares, beginning balance (in shares) at Dec. 31, 2022 | shares	[1]					1,448,125		1,448,125
Beginning balance at Dec. 31, 2022		$ 10,425,898				$ 3,900				$ 2,042,379		$ 0		$ 8,478,877		$ (99,258)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		6,628,881												6,628,881
Dividend declared		(5,329,213)												(5,329,213)
Foreign currency translation adjustments		17,866														17,866
Outstanding shares, ending balance (in shares) at Dec. 31, 2023 | shares	[1]					1,448,125		1,448,125
Ending balance at Dec. 31, 2023		11,743,432				$ 3,900				2,042,379		0		9,778,545		(81,392)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued (in shares) | shares	[1]					208,360		208,360
Common stock issued		48,873,969								48,873,969
Deferred IPO costs		(4,497,801)								(4,497,801)
Net income (loss)		(20,210,992)												(20,210,992)
Foreign currency translation adjustments		$ 3,964														3,964
Outstanding shares, ending balance (in shares) at Dec. 31, 2024 | shares		1,656,459	[2]	1,656,459	[2]	1,656,485	[1]	1,656,485	[1]
Ending balance at Dec. 31, 2024		$ 35,912,572				$ 3,900				46,418,547		0		(10,432,447)		(77,428)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued (in shares) | shares	[1]					48,520,000		48,520,000
Common stock issued		3,782,738,724								3,782,738,724
Pre-funded warrant		115,440,000								115,440,000
Net income (loss)		78,744,704		$ 10,117,135										78,744,704
Foreign currency translation adjustments		$ (465,751)		$ (91,897)												(465,751)
Outstanding shares, ending balance (in shares) at Dec. 31, 2025 | shares		50,176,485	[2]	50,176,485	[2]	50,176,485	[1]	50,176,485	[1]
Ending balance at Dec. 31, 2025		$ 4,012,370,249		$ 515,510,159		$ 3,900		$ 500		$ 3,944,597,271	$ 506,802,677	$ 0	$ 0	$ 68,312,257	$ 8,776,772	$ (543,179)	$ (69,790)

[1]	Giving retroactive effect to the 8 for 1 share consolidation effected on July 10, 2025.
[2]	Giving retroactive effect to the 8 for 1 share consolidation effected on July 10, 2025.